EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Earnings Per Share [Abstract]
Net income (loss) attributable to the Company	$ 1,022,956	$ (3,474,512)	$ 9,749
Weighted average number of common shares outstanding – Basic*	3,229,524	2,579,304	2,333,333
Dilutive securities – unexercised Warrant series A	12,376	0	0
Weighted average number of common shares outstanding – Diluted*	3,241,900	2,579,304	2,333,333
Earnings per share – Basic	$ 0.32	$ (1.34)	$ 0.00
Earnings per share – Diluted	$ 0.32	$ (1.34)	$ (0.00)